UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2022

Date of reporting period:  June 30, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report
June 30, 2022

Kensington Active Advantage Fund

Class A Shares (KADAX)
Class C Shares (KADCX)
Institutional Class Shares (KADIX)

Kensington Managed Income Fund

Class A Shares (KAMAX)
Class C Shares (KAMCX)
Institutional Class Shares (KAMIX)

Kensington Dynamic Growth Fund

Class A Shares (KAGAX)
Class C Shares (KAGCX)
Institutional Class Shares (KAGIX)

1-855-375-3060
www.kensingtonassetmanagement.com

Distributed by Quasar Distributors, LLC

KENSINGTON FUNDS

August 2022

The first half of 2022 was defined by significant financial and geopolitical headwinds, which drove markets lower across most major domestic asset classes. Faced with the highest level of inflation in 40 years, geopolitical tensions stemming from the war in Ukraine and the FOMC (“Federal Open Market Committee”) raising interest rates to combat persistent inflation, markets declined as volatility spiked early in 2022. Volatility has remained elevated throughout the first six months of the year as fears of recession in the U.S. persist.

During the six-month period ending June 30, 2022, the S&P 500 Index fell -19.97%, the fourth worst first half start in 95 years. The tech-centric Nasdaq 100 declined -29.22% for that same period, while the Russell 2000 Small-Cap Index was down -23.45% for the year. These declines were marked by significant contraction to P/E ratios, with the S&P 500 Forward 12-month P/E Ratio falling almost 30% from its high of 23 on January 23rd to 16.6 at the end of the second quarter. Domestic fixed income markets did not fair any better as the Bloomberg U.S. Aggregate Bond Index was down -10.35% year-to-date, the worst start for a year ever for the index, which began in 1973. The ICE BofA High Yield Master II Index fell -14.04% for the period.

MARKET OUTLOOK

We remain cautious entering the second half of the year as additional rate hikes are expected from the FOMC as high levels of inflation persist. Decreasing liquidity in investment markets will likely sustain higher volatility in the coming months, and the potential for a further move down in both equity and fixed income markets remains possible. However, we believe the second half of the year may provide for meaningful opportunity for our Funds. Even when market experience prolonged price declines, there can be shorter-lived periods of advance that occur against the backdrop of these longer-term declines. If FOMC action is successful and signs of inflation peaking begin to materialize, we may see a calming of markets with the opportunity to move higher, even if for a brief window. We remain vigilant and ready to act on changing market environments should they occur.

PORTFOLIO MANAGEMENT REPORT

Investment Objective

The Kensington Managed Income Fund seeks income.

How did the Fund perform?

During the period, the institutional class shares of the Fund decreased by -5.48%; the load waived class A shares of the Fund decreased by -5.59%; the class A with maximum load shares of the Fund decreased by -10.10%; and the class C shares of the Fund decreased by -5.89%. The Bloomberg U.S. Aggregate Bond Index decreased by -10.35% for the period, and the ICE BofA High Yield Master II Index decreased by -14.04% for the period.

What factors influenced performance?

With heightened volatility in the U.S. fixed income markets, Managed Income remained risk-off throughout the beginning of 2022. During this time, duration risk caused heightened volatility in U.S. treasury yields, which led to the development and implementation of a U.S. treasury model by the portfolio management team. Once implemented, the treasury trade was a net positive contributor during periods of risk-off.

In May, the Fund shifted from an allocation of U.S. treasuries to an allocation of several high-yield bond funds. With continued instability and deterioration in high-yield bond prices, the Fund shifted back to a risk-off posture in June. This brief risk-on period was a net negative contributor to the Fund.

KENSINGTON FUNDS

Investment Objective

The Kensington Dynamic Growth Fund seeks capital gains.

How did the Fund perform?

During the period, the institutional class shares of the Fund decreased by -5.22%; the load waived class A shares of the Fund decreased by -5.33%; the class A with maximum load shares of the Fund decreased by -9.81%; and the class C shares of the Fund decreased by -5.72%. The S&P 500 Index decreased by -19.96% for the period.

What factors influenced performance?

Throughout January and February of 2022, the Dynamic Growth Fund remained risk-off. During this time, duration risk caused heightened volatility in U.S. treasury yields, which led to the development and implementation of a U.S. treasury model by the portfolio management team. Once implemented, the treasury trade was a net positive contributor during periods of risk-off.

March to June, the Fund shifted to a risk-on stance numerous times during phases of oversold equities, and counter-trend potential — as indicated by the Dynamic Growth model. Throughout each of these periods, broad-based equities experienced short-term rallies, which quickly reverted to a downward trend. Overall, the risk-on trades were net negative contributors for the Fund.

Investment Objective

The Kensington Active Advantage Fund seeks total return.

How did the Fund perform?

During the period, the institutional class shares of the Fund decreased by -4.40%; the load waived class A shares of the Fund decreased by -4.60%; the class A with maximum load shares of the Fund decreased by -9.14%; and the class C shares of the Fund decreased by -4.80%. A 50/50 blend of the S&P 500 Index and the Bloomberg U.S. Aggregate Bond Index decreased by -9.79% for the period.

What factors influenced performance?

The Active Advantage Fund launched mid-March and rotated through a variety of postures. The Fund allocated 20% of its holdings into growth-oriented equities for roughly half of the period. In May, the Fund was fully invested in risk assets between equities and higher-yielding fixed income with allocations of approximately 60% and 40%, respectfully. This allocation shifted in June as weakness in broad-based U.S. equities and high-yield bonds increased. This realization was a net negative contributor to the Fund. The fund retained a 20% allocation in growth-oriented equities at the end of the period.

Past performance is no guarantee of future results.

Investors may not invest in an index directly; unlike the Fund’s returns, an index does not reflect any fees or expenses.

Opinions expressed are those of the Investment Manager, are subject to change, are not guaranteed, and should not be considered investment advice.

KENSINGTON FUNDS

Investing in a mutual fund involves risk, including loss of principal. There is no guarantee that a Fund will meet its investment objectives. Risks specific to each Fund are detailed in the prospectus and include Management Risk, Market Risk, Underlying Funds Risk, Non- Diversification Risk, Turnover Risk, U.S. Government Securities Risk, and Models and Data Risk. Additional risks that may apply include High-Yield Bond Risk, Fixed-Income Securities Risk, Equity Securities Risk, Foreign Investment Risk, Loans Risk, Small and Mid-Capitalization Companies Risk, LIBOR Risk, and Limited History of Operations Risk. For details regarding each risk, please see the Fund’s prospectus.

The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.

The NASDAQ 100 Index is a modified capitalization-weighted index which is comprised of 102 equity securities issued by 101 of the largest non-financial companies listed on the NASDAQ stock exchange.

The Russell 2000 Small Cap Index makes up the smallest 2,000 stocks in the Russell 3000 Index, a capitalization-weighted index comprised of the 3,000 largest publicly held companies in the U.S.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities.

ICE BofA High Yield Master II Index measures the performance of below investment grade $US-denominated corporate bonds publicly issued in the US market. The index is unmanaged; includes net reinvested dividends; does not reflect fees or expenses; and is not available for direct investment.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

Forward price-to-earnings (“Forward P/E”) is a version of the ratio of price-to-earnings (“P/E”) that uses forecasted earnings for the P/E calculation.

This report must be preceded or accompanied by a current prospectus.

Kensington Asset Management, LLC is the adviser to the Funds, distributed by Quasar Distributors, LLC. Member FINRA/SIPC. Kensington Asset Management, LLC is not affiliated with Quasar.

KENSINGTON ACTIVE ADVANTAGE FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-375-3060. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return as of June 30, 2022

Since
Inception(1)
Class A	-4.60%
Class A with load(2)	-9.14%
Class C(3)	-4.80%
Institutional Class	-4.40%
50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index(4)	-9.79%

(1)	March 23, 2022.
(2)	Performance data shown with load reflects the Class A maximum sales charge of 4.75%.
(3)	Class C shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed prior to the first 12 months after their purchase.
(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index.

The following is expense information for the Kensington Active Advantage Fund as disclosed in the Fund’s most recent prospectus dated March 19, 2022:

Class A Gross Expense Ratio – 1.99%	Net Expense Ratio – 1.86%
Class C Gross Expense Ratio – 2.74%	Net Expense Ratio – 2.61%
Institutional Class Gross Expense Ratio – 1.74%	Net Expense Ratio – 1.61%

KENSINGTON ACTIVE ADVANTAGE FUND

Kensington Asset Management, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions, extraordinary expenses, and distribution (12b-1) fees and expenses) do not exceed 1.35% of the average net assets of the applicable share class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least June 30, 2024. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

The actual net expense ratio applicable to shareholders, as disclosed in the Financial Highlights for the period ended June 30, 2022, was 1.60%, 2.35% and 1.35% for the Class A, Class C and Institutional Class, respectively.

KENSINGTON MANAGED INCOME FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-375-3060. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return as of June 30, 2022

	6			Since
	Months	1 Year	3 Years	Inception(1)
Class A	-4.23%	-7.26%	1.56%	1.91%
Class A with load(2)	-8.78%	-11.69%	-0.06%	0.31%
Class C(3)	-4.44%	-7.98%	0.86%	-0.36%
Institutional Class	-5.48%	-7.04%	1.82%	2.16%
ICE BofA High Yield Master II Index(4)	-14.04%	-12.66%	-0.04%	0.54%
Bloomberg U.S. Aggregate Bond Index(5)	-10.35%	-10.29%	-0.93%	-0.30%

(1)
May 28, 2019 for the Class A and Institutional Class and August 27, 2019 for the Class C. Performance shown for the Class C prior to the inception of the Class C is based on the performance of the Institutional Class shares, adjusted for the lower expenses applicable to Class C shares.

(2)	Performance data shown with load reflects the Class A maximum sales charge of 4.75%.
(3)	Class C shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed prior to the first 12 months after their purchase.
(4)
ICE BofA High Yield Master II Index measures the performance of below investment grade U.S.-denominated corporate bonds publicly issued in the U.S. market. The index is unmanaged; includes net reinvested dividends; does not reflect fees or expenses; and is not available for direct investment. Investors cannot invest directly in an index.

(5)
The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index.

KENSINGTON MANAGED INCOME FUND

The following is expense information for the Kensington Managed Income Fund as disclosed in the Fund’s most recent prospectus dated March 19, 2022:

Class A Gross Expense Ratio – 2.07%
Class C Gross Expense Ratio – 2.82%
Institutional Class Gross Expense Ratio – 1.82%

The actual net expense ratio applicable to shareholders, as disclosed in the Financial Highlights for the period ended June 30, 2022, was 1.63%, 2.38% and 1.38% for the Class A, Class C and Institutional Class, respectively.

KENSINGTON DYNAMIC GROWTH FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-375-3060. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return as of June 30, 2022

	6		Since
	Months	1 Year	Inception(1)
Class A	-5.33%	0.09%	8.98%
Class A with load(2)	-9.81%	-4.63%	5.87%
Class C(3)	-5.72%	-0.73%	8.25%
Institutional Class	-5.22%	0.27%	9.28%
S&P 500 Index(4)	-19.96%	-10.62%	6.97%

(1)	October 23, 2020.
(2)	Performance data shown with load reflects the Class A maximum sales charge of 4.75%.
(3)	Class C shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed prior to the first 12 months after their purchase.
(4)
The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index.

The following is expense information for the Kensington Managed Income Fund as disclosed in the Fund’s most recent prospectus dated March 19, 2022:

Class A Gross Expense Ratio – 1.76%
Class C Gross Expense Ratio – 2.51%
Institutional Class Gross Expense Ratio – 1.51%

The actual net expense ratio applicable to shareholders, as disclosed in the Financial Highlights for the period ended June 30, 2022, was 1.64%, 2.39% and 1.39% for the Class A, Class C and Institutional Class, respectively.

KENSINGTON FUNDS

Expense Examples (Unaudited)
June 30, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 – June 30, 2022).

ACTUAL EXPENSES

For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Kensington Active Advantage Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(03/24/2022)	(06/30/2022)	(03/24/2022 – 06/30/2022)
Institutional Class
Actual(2)	$1,000.00	$ 951.20	$3.57
Hypothetical (5% annual return before expenses)	$1,000.00	$1,009.90	$3.68

A Class
Actual(2)	$1,000.00	$ 950.20	$4.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,009.22	$4.36

C Class
Actual(2)	$1,000.00	$ 948.20	$6.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,007.19	$6.40

(1)
Expenses are equal to the Fund’s annualized expense ratio for the period from March 24, 2022 (commencement of operations) to June 30, 2022 of 1.35%, 1.60%, and 2.35% for the Institutional Class, A Class and C Class, respectively, multiplied by the average account value over the period, multiplied by 99/365 to reflect the period since commencement of operations.

(2)	Based on the actual returns for the period from commencement of operations through June 30, 2022 of -4.88%, -4.98% and -5.18% for the Institutional Class, A Class and C Class, respectively.

KENSINGTON FUNDS

Expense Examples (Unaudited) – Continued
June 30, 2022

Kensington Managed Income Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(01/01/2022)	(06/30/2022)	(01/01/2022 – 06/30/2022)
Institutional Class
Actual(2)	$1,000.00	$ 945.20	$6.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.95	$6.90

A Class
Actual(2)	$1,000.00	$ 944.10	$7.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.71	$8.15

C Class
Actual(2)	$1,000.00	$ 940.10	$11.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.04	$11.83

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.38%, 1.63%, and 2.38% for the Institutional Class, A Class and C Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended June 30, 2022 of -5.48%, -5.59% and -5.99% for the Institutional Class, A Class and C Class, respectively.

Kensington Dynamic Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(01/01/2022)	(06/30/2022)	(01/01/2022 – 06/30/2022)
Institutional Class
Actual(2)	$1,000.00	$ 947.80	$6.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.90	$6.95

A Class
Actual(2)	$1,000.00	$ 945.80	$7.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.66	$8.20

C Class
Actual(2)	$1,000.00	$ 942.80	$11.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.94	$11.93

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.39%, 1.64%, and 2.39% for the Institutional Class, A Class and C Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended June 30, 2022 of -5.22%, -5.42% and -5.72% for the Institutional Class, A Class and C Class, respectively.

KENSINGTON ACTIVE ADVANTAGE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
June 30, 2022

Top Holdings(1)(2) (Unaudited)
as of June 30, 2022
(% of Net Assets)

Invesco QQQ Trust Series 1	9.7%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Excludes short-term investments.

KENSINGTON MANAGED INCOME FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
June 30, 2022

Top Holdings(1)(2) (Unaudited)
as of June 30, 2022
(% of Net Assets)

Mainstay MacKay High Yield Corporate Bond Fund, Class I	9.7%
ProShares Short High Yield ETF	8.3%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Excludes short-term investments.

KENSINGTON DYNAMIC GROWTH FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
June 30, 2022

Top Holdings(1)(2) (Unaudited)
as of June 30, 2022
(% of Net Assets)

None

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Excludes short-term investments.

KENSINGTON ACTIVE ADVANTAGE FUND

Schedule of Investments (Unaudited)
June 30, 2022

	Shares	Value
EXCHANGE-TRADED FUND – 9.7%
EQUITY – 9.7%
Invesco QQQ Trust Series 1
(Cost $106,061)	360	$100,901

SHORT-TERM INVESTMENT – 71.2%
MONEY MARKET DEPOSIT ACCOUNT – 71.2%
U.S. Bank N.A., 1.10% (a)
(Cost $744,391)	744,391	744,391
Total Investments – 80.9%
(Cost $850,452)		845,292
Other Assets in Excess of Liabilities, Net – 19.1%		200,016
Total Net Assets – 100.0%		$1,045,308

(a)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of June 30, 2022.

See Notes to the Financial Statements

KENSINGTON MANAGED INCOME FUND

Schedule of Investments (Unaudited)
June 30, 2022

	Shares	Value
OPEN END MUTUAL FUND – 9.7%
FIXED INCOME – 9.7%
Mainstay MacKay High Yield Corporate Bond Fund, Class I
(Cost $100,424,473)	19,202,089	$93,706,192

EXCHANGE-TRADED FUND – 8.3%
FIXED INCOME – 8.3%
ProShares Short High Yield ETF*^
(Cost $81,037,676)	4,079,060	80,602,225

SHORT-TERM INVESTMENT – 65.7%
MONEY MARKET DEPOSIT ACCOUNT – 65.7%
U.S. Bank N.A., 1.10% (a)
(Cost $633,968,942)	633,968,942	633,968,942
Total Investments – 83.7%
(Cost $815,431,091)		808,277,359
Other Assets in Excess of Liabilities, Net – 16.3%		157,100,718
Total Net Assets – 100.0%		$965,378,077

*	Non-income producing security.
^	Represents an affiliated company as defined by the Investment Company Act of 1940. See Note 7 in Notes to Financial Statements.
(a)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of June 30, 2022.

See Notes to the Financial Statements

KENSINGTON DYNAMIC GROWTH FUND

Schedule of Investments (Unaudited)
June 30, 2022

	Shares	Value
SHORT-TERM INVESTMENT – 97.9%
MONEY MARKET DEPOSIT ACCOUNT – 97.9%
U.S. Bank N.A., 1.10% (a)
(Cost $642,088,566)	642,088,566	$642,088,566
Total Investments – 97.9%
(Cost $642,088,566)		642,088,566
Other Assets in Excess of Liabilities, Net – 2.1%		13,584,073
Total Net Assets – 100.0%		$655,672,639

(a)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of June 30, 2022.

See Notes to the Financial Statements

KENSINGTON FUNDS

Statement of Assets and Liabilities (Unaudited)
June 30, 2022

	Kensington	Kensington	Kensington
	Active Advantage	Managed Income	Dynamic Growth
	Fund	Fund	Fund
ASSETS:
Unaffiliated investments, at fair value (cost $850,452,
$734,393,415 and $642,088,566, respectively)	$845,292	$727,675,134	$642,088,566
Affiliated investments (cost $0, $81,037,676 and
$0, respectively)	—	80,602,225	—
Cash	120	423,499	—
Dividends & interest receivable	220	1,646,784	344,564
Receivable for investment securities sold	43,998	149,761,640	—
Receivable for capital shares sold	150,000	6,981,191	14,265,873
Receivable for investment adviser expense reimbursement	22,554	201	—
Prepaid expenses and other assets	41,207	62,393	80,911
Total assets	1,103,391	967,153,067	656,779,914

LIABILITIES:
Payable for capital shares redeemed	—	1,537,501	934,400
Payable to investment adviser	11,339	197,419	132,070
Payable for fund administration & accounting fees	24,750	—	—
Payable for compliance fees	2,376	252	252
Payable for custody fees	1,287	20,662	28,081
Payable for audit & tax fees	6,336	8,241	8,242
Payable for transfer agent fees & expenses	10,692	1,583	—
Accrued expenses	1,299	3,431	—
Accrued distribution fees	4	5,901	4,230
Total liabilities	58,083	1,774,990	1,107,275
Net Assets	$1,045,308	$965,378,077	$655,672,639

NET ASSETS CONSIST OF:
Capital stock	$1,063,075	$1,025,675,300	$683,645,438
Total accumulated loss	(17,767)	(60,297,223)	(27,972,799)
Net Assets	$1,045,308	$965,378,077	$655,672,639

See Notes to the Financial Statements

KENSINGTON FUNDS

Statement of Assets and Liabilities (Unaudited) – Continued
June 30, 2022

	Kensington	Kensington	Kensington
	Active Advantage	Managed Income	Dynamic Growth
	Fund	Fund	Fund
Institutional Class
Net Assets	$1,043,311	$867,677,369	$606,797,707
Shares issued and outstanding(1)	109,128	86,732,853	56,657,985
Net asset value, redemption price and
minimum offering price per share	$9.56	$10.00	$10.71

A Class
Net Assets	$1,045	$82,728,810	$30,647,028
Shares issued and outstanding(1)	110	8,295,273	2,876,127
Net asset value, redemption price and
minimum offering price per share	$9.54	$9.97	$10.66
Maximum offering price per share(2)	$10.02	$10.47	$11.19

C Class
Net Assets	$952	$14,971,898	$18,227,904
Shares issued and outstanding(1)	100	1,512,964	1,729,444
Net asset value, redemption price and
minimum offering price per share	$9.52	$9.90	$10.54

(1)	Unlimited shares authorized.
(2)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.75%.

See Notes to the Financial Statements

KENSINGTON FUNDS

Statements of Operations (Unaudited)
For the Period Ended June 30, 2022

	Kensington	Kensington	Kensington
	Active Advantage	Managed Income	Dynamic Growth
	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income	$274	$2,898,786	$1,505,264
Interest income	278	1,053,138	575,879
Total investment income	552	3,951,924	2,081,143

EXPENSES:
Fund administration & accounting fees (See Note 5)	24,750	233,761	153,161
Registration fees	21,285	65,864	46,993
Transfer agent fees & expenses (See Note 5)	10,692	127,252	74,748
Audit & tax fees	6,336	8,242	8,242
Trustee fees	3,168	312	312
Compliance fees (See Note 5)	2,376	252	252
Postage and printing fees	1,782	28,393	13,350
Legal fees	1,485	11,350	9,424
Other fees	1,386	32,063	24,361
Custody fees (See Note 5)	1,287	38,498	33,747
Advisory fees (See Note 5)	874	5,443,511	3,197,310
Insurance fees	—	3,069	1,011
Distribution fees (See Note 6):
A Class	1	90,805	32,823
C Class	3	75,932	79,030
Total expenses before reimbursement	75,425	6,159,304	3,674,764
Less: expense reimbursement by investment adviser	(74,477)	(201)	—
Net expenses	948	6,159,103	3,674,764
NET INVESTMENT LOSS	(396)	(2,207,179)	(1,593,621)

REALIZED AND UNREALIZED
LOSS ON INVESTMENTS
Net realized loss on unaffiliated investments	(12,211)	(48,831,374)	(35,503,788)
Net change in unrealized appreciation/depreciation
of unaffiliated investments	(5,160)	(1,618,022)	4,544,612
Net change in unrealized appreciation/depreciation
of affiliated investments	—	(435,451)	—
Net realized and unrealized loss on investments	(17,371)	(50,884,847)	(30,959,176)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(17,767)	$(53,092,026)	$(32,552,797)

See Notes to the Financial Statements

KENSINGTON FUNDS

(This Page Intentionally Left Blank.)

KENSINGTON FUNDS

Statements of Changes in Net Assets

	Kensington Active	Kensington
	Advantage Fund	Managed Income Fund
	Since Inception(1)	Six Months
	through	Ended
	June 30, 2022	June 30, 2022	Year Ended
	(unaudited)	(unaudited)	December 31, 2021
OPERATIONS:
Net investment income (loss)	$(396)	$(2,207,179)	$14,802,406
Net realized gain (loss) on unaffiliated investments	(12,211)	(48,831,374)	4,216,178
Capital gain distributions from
underlying investment companies	—	—	826,908
Net change in unrealized appreciation/depreciation
of unaffiliated investments	(5,160)	(1,618,022)	(19,613,093)
Net change in unrealized appreciation/depreciation
of affiliated investments	—	(435,451)	—
Net increase (decrease) in net assets resulting from operations	(17,767)	(53,092,026)	232,399
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	1,060,980	410,555,363	575,574,722
Proceeds from reinvestment of distributions	—	—	15,937,627
Payments for shares redeemed	—	(216,527,574)	(146,512,492)
Increase in net assets from Institutional Class transactions	1,060,980	194,027,789	444,999,857
A Class:
Proceeds from shares sold(2)	1,095	50,007,755	50,723,419
Proceeds from reinvestment of distributions	—	—	1,656,457
Payments for shares redeemed	—	(24,272,148)	(27,691,206)
Increase in net assets from A Class transactions	1,095	25,735,607	24,688,670
C Class:
Proceeds from shares sold	1,000	3,122,080	8,398,109
Proceeds from reinvestment of distributions	—	—	347,280
Payments for shares redeemed(2)	—	(3,716,743)	(3,375,996)
Increase (Decrease) in net assets from C Class transactions	1,000	(594,663)	5,369,393
Net increase in net assets resulting from
capital share transactions	1,063,075	219,168,733	475,057,920

See Notes to the Financial Statements

KENSINGTON FUNDS

Statements of Changes in Net Assets – Continued

	Kensington Active	Kensington
	Advantage Fund	Managed Income Fund
	Since Inception(1)	Six Months
	through	Ended
	June 30, 2022	June 30, 2022	Year Ended
	(unaudited)	(unaudited)	December 31, 2021
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Institutional Class	$—	$—	$(20,347,069)
A Class	—	—	(1,789,734)
C Class	—	—	(371,543)
Total distributions to shareholders	—	—	(22,508,346)
TOTAL INCREASE IN NET ASSETS	1,045,308	166,076,707	452,781,973
NET ASSETS:
Beginning of period	—	799,301,370	346,519,397
End of period	$1,045,308	$965,378,077	$799,301,370
TRANSACTIONS IN SHARES:
Institutional Class:
Shares sold	109,128	41,077,147	52,663,848
Shares issued to holders in reinvestment of dividends	—	—	1,479,504
Shares redeemed	—	(22,539,414)	(13,426,701)
Increase in Institutional Class shares outstanding	109,128	18,537,733	40,716,651
A Class:
Shares sold(2)	110	4,899,487	4,649,893
Shares issued to holders in reinvestment of dividends	—	—	153,890
Shares redeemed	—	(2,393,197)	(2,550,368)
Increase in A Class shares outstanding	110	2,506,290	2,253,415
C Class:
Shares sold	100	306,649	775,632
Shares issued to holders in reinvestment of dividends	—	—	32,465
Shares redeemed(2)	—	(384,245)	(311,460)
Increase (decrease) in C Class shares outstanding	100	(77,596)	496,637
Net increase in shares outstanding	109,338	20,966,427	43,466,703

(1)	March 23, 2022.
(2)	Includes exchanges between share classes of the fund.

See Notes to the Financial Statements

KENSINGTON FUNDS

Statements of Changes in Net Assets – Continued

	Kensington
	Dynamic Growth Fund
	Six Months
	Ended
	June 30, 2022	Year Ended
	(unaudited)	December 31, 2021
OPERATIONS:
Net investment loss	$(1,593,621)	$(1,759,440)
Net realized gain (loss) on investments	(35,503,788)	38,567,920
Net change in unrealized appreciation/depreciation of investments	4,544,612	(6,513,138)
Net increase (decrease) in net assets resulting from operations	(32,552,797)	30,295,342
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	398,333,619	316,815,125
Proceeds from reinvestment of distributions	—	19,265,419
Payments for shares redeemed	(100,883,946)	(59,194,427)
Increase in net assets from Institutional Class transactions	297,449,673	276,886,117
A Class:
Proceeds from shares sold(1)	16,454,465	19,200,985
Proceeds from reinvestment of distributions	—	1,267,298
Payments for shares redeemed	(4,616,942)	(3,141,753)
Increase in net assets from A Class transactions	11,837,523	17,326,530
C Class:
Proceeds from shares sold	9,552,422	11,496,433
Proceeds from reinvestment of distributions	—	728,659
Payments for shares redeemed(1)	(1,629,520)	(2,633,879)
Increase in net assets from C Class transactions	7,922,902	9,591,213
Net increase in net assets resulting from capital share transactions	317,210,098	303,803,860
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Institutional Class	—	(25,264,064)
A Class	—	(1,541,537)
C Class	—	(866,507)
Total distributions to shareholders	—	(27,672,108)
TOTAL INCREASE IN NET ASSETS	284,657,301	306,427,094
NET ASSETS:
Beginning of period	371,015,338	64,588,244
End of period	$655,672,639	$371,015,338

See Notes to the Financial Statements

KENSINGTON FUNDS

Statements of Changes in Net Assets – Continued

	Kensington
	Dynamic Growth Fund
	Six Months
	Ended
	June 30, 2022	Year Ended
	(unaudited)	December 31, 2021
TRANSACTIONS IN SHARES:
Institutional Class:
Shares sold	35,696,370	27,537,835
Shares issued to holders in reinvestment of dividends	—	1,701,892
Shares redeemed	(9,065,541)	(5,038,215)
Increase in Institutional Class shares outstanding	26,630,829	24,201,512
A Class:
Shares sold(1)	1,480,079	1,618,214
Shares issued to holders in reinvestment of dividends	—	112,349
Shares redeemed	(417,364)	(272,433)
Increase in A Class shares outstanding	1,062,715	1,458,130
C Class:
Shares sold	869,590	958,354
Shares issued to holders in reinvestment of dividends	—	65,059
Shares redeemed(1)	(149,392)	(220,579)
Increase in C Class shares outstanding	720,198	802,834
Net increase in shares outstanding	28,413,742	26,462,476

(1)	Includes exchanges between share classes of the fund.

See Notes to the Financial Statements

KENSINGTON ACTIVE ADVANTAGE FUND

Financial Highlights

Institutional Class

Since Inception(1)
through
June 30, 2022
(unaudited)
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income(3)	—
Net realized and unrealized loss on investments	(0.44)
Total from investment operations	(0.44)

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized gains	—
Total distributions	—

Net asset value, end of period	$9.56

TOTAL RETURN(4)	(4.40)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$1,043
Ratio of expenses to average net assets(5):
Before expense waiver	107.87%
After expense waiver	1.35%
Ratio of net investment loss to average net assets(5)	(0.56)%
Portfolio turnover rate(4)	392%

(1)	March 23, 2022.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Per share amount rounds to $0.
(4)	Not annualized.
(5)	Annualized.

See Notes to the Financial Statements

KENSINGTON ACTIVE ADVANTAGE FUND

Financial Highlights – Continued

A Class

Since Inception(1)
through
June 30, 2022
(unaudited)
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment loss	(0.02)
Net realized and unrealized loss on investments	(0.44)
Total from investment operations	(0.46)

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized gains	—
Total distributions	—

Net asset value, end of period	$9.54

TOTAL RETURN(3)(4)	(4.60)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$1
Ratio of expenses to average net assets(5):
Before expense waiver	108.12%
After expense waiver	1.60%
Ratio of net investment loss to average net assets(5)	(0.85)%
Portfolio turnover rate(4)	392%

(1)	March 23, 2022.
(2)	For an A Class Share outstanding for the entire period.
(3)	Total return does not reflect sales charges.
(4)	Not annualized.
(5)	Annualized.

See Notes to the Financial Statements

KENSINGTON ACTIVE ADVANTAGE FUND

Financial Highlights – Continued

C Class

Since Inception(1)
through
June 30, 2022
(unaudited)
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income	(0.04)
Net realized and unrealized loss on investments	(0.44)
Total from investment operations	(0.48)

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized gains	—
Total distributions	—

Net asset value, end of period	$9.52

TOTAL RETURN(3)(4)	(4.80)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$1
Ratio of expenses to average net assets(5):
Before expense waiver	108.87%
After expense waiver	2.35%
Ratio of net investment loss to average net assets(5)	(1.63)%
Portfolio turnover rate(4)	392%

(1)	March 23, 2022.
(2)	For a C Class Share outstanding for the entire period.
(3)	Total return does not reflect sales charges.
(4)	Not annualized.
(5)	Annualized.

See Notes to the Financial Statements

KENSINGTON MANAGED INCOME FUND

Financial Highlights

Institutional Class

	Six Months	Year	Year	Since Inception(1)
	Ended	Ended	Ended	through
	June 30, 2022	December 31,	December 31,	December 31,
	(unaudited)	2021	2020	2019
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$10.58	$10.80	$10.21	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)	(0.02)	0.28 (3)	0.32 (3)	0.17 (3)
Net realized and unrealized gain (loss)
on investments	(0.56)	(0.13)	0.51	0.15
Total from investment operations	(0.58)	0.15	0.83	0.32

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.27)	(0.21)	(0.11)
Net realized gains	—	(0.10)	(0.02)	—
Return of capital	—	—	(0.01)	—
Total distributions	—	(0.37)	(0.24)	(0.11)

Net asset value, end of period	$10.00	$10.58	$10.80	$10.21

TOTAL RETURN(4)	(5.48)%	1.29%	8.13%	3.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$867,677	$721,445	$296,660	$54,723
Ratio of expenses to average net assets(5):
Before expense waiver	1.38%	1.41%	1.59%	2.20%
After expense waiver	1.38%	1.41%	1.61%	1.99%
Ratio of net investment income (loss)
to average net assets(5)	(0.47)%	2.54%	3.06%	2.83%
Portfolio turnover rate(4)	178%	220%	233%	61%

(1)	May 28, 2019.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Per share amounts calculated using average shares method.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

KENSINGTON MANAGED INCOME FUND

Financial Highlights – Continued

A Class

	Six Months	Year	Year	Since Inception(1)
	Ended	Ended	Ended	through
	June 30, 2022	December 31,	December 31,	December 31,
	(unaudited)	2021	2020	2019
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$10.56	$10.78	$10.20	$10.00

INVESTMENT OPERATIONS:
Net investment income	(0.03)	0.25 (3)	0.31 (3)	0.15 (3)
Net realized and unrealized gain (loss)
on investments	(0.56)	(0.13)	0.49	0.15
Total from investment operations	(0.59)	0.12	0.80	0.30

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.24)	(0.19)	(0.10)
Net realized gains	—	(0.10)	(0.02)	—
Return of capital	—	—	(0.01)	—
Total distributions	—	(0.34)	(0.22)	(0.10)

Net asset value, end of period	$9.97	$10.56	$10.78	$10.20

TOTAL RETURN(4)(5)	(5.59)%	1.05%	7.87%	3.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$82,729	$61,130	$38,110	$4,867
Ratio of expenses to average net assets(6):
Before expense waiver	1.63%	1.66%	1.77%	2.42%
After expense waiver	1.63%	1.66%	1.79%	2.39%
Ratio of net investment income (loss)
to average net assets(6)	(0.72)%	2.31%	2.93%	2.44%
Portfolio turnover rate(5)	178%	220%	233%	61%

(1)	May 28, 2019.
(2)	For an A Class Share outstanding for the entire period.
(3)	Per share amounts calculated using average shares method.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See Notes to the Financial Statements

KENSINGTON MANAGED INCOME FUND

Financial Highlights – Continued

C Class

	Six Months	Year	Year	Since Inception(1)
	Ended	Ended	Ended	through
	June 30, 2022	December 31,	December 31,	December 31,
	(unaudited)	2021	2020	2019
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$10.52	$10.74	$10.19	$10.17

INVESTMENT OPERATIONS:
Net investment income (loss)	(0.07)	0.17 (3)	0.22 (3)	0.06 (3)
Net realized and unrealized gain (loss)
on investments	(0.55)	(0.13)	0.49	0.05
Total from investment operations	(0.62)	0.04	0.71	0.11

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.16)	(0.13)	(0.09)
Net realized gains	—	(0.10)	(0.02)	—
Return of capital	—	—	(0.01)	—
Total distributions	—	(0.26)	(0.16)	(0.09)

Net asset value, end of period	$9.90	$10.52	$10.74	$10.19

TOTAL RETURN(4)(5)	(5.99)%	0.35%	6.95%	1.09%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$14,972	$16,727	$11,749	$2,156
Ratio of expenses to average net assets(6):
Before expense waiver	108.89%	2.41%	2.55%	3.03%
After expense waiver	2.38%	2.41%	2.57%	2.99%
Ratio of net investment income (loss)
to average net assets(6)	(1.63)%	1.59%	2.07%	2.22%
Portfolio turnover rate(5)	178%	220%	233%	61%

(1)	August 27, 2019.
(2)	For a C Class Share outstanding for the entire period.
(3)	Per share amounts calculated using average shares method.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See Notes to the Financial Statements

KENSINGTON DYNAMIC GROWTH FUND

Financial Highlights

Institutional Class

	Six Months	Year		Since Inception(1)
	Ended	Ended		through
	June 30, 2022	December 31,		December 31,
	(unaudited)	2021		2020
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$11.30	$10.11		$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)	(0.02)	(0.09	)(3)	0.04 (3)
Net realized and unrealized gain (loss) on investments	(0.57)	2.19		0.11
Total from investment operations	(0.59)	2.10		0.15

LESS DISTRIBUTIONS FROM:
Net investment income	—	—		(0.04)
Net realized gains	—	(0.91)		—
Total distributions	—	(0.91)		(0.04)

Net asset value, end of period	$10.71	$11.30		$10.11

TOTAL RETURN(4)	(5.22)%	20.76%		1.47%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$606,798	$339,324		$58,914
Ratio of expenses to average net assets(5):
Before expense waiver	1.39%	1.45%		2.12%
After expense waiver	1.39%	1.47%		1.64%
Ratio of net investment income (loss) to average net assets(5)(0.58)%	(0.73)%	2.20%
Portfolio turnover rate(4)	611%	786%		277%

(1)	October 23, 2020.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Per share amounts calculated using average shares method.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

KENSINGTON DYNAMIC GROWTH FUND

Financial Highlights – Continued

A Class

	Six Months	Year	Since Inception(1)
	Ended	Ended	through
	June 30, 2022	December 31,	December 31,
	(unaudited)	2021	2020
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$11.26	$10.78	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)	(0.04)	0.25 (3)	0.15 (3)
Net realized and unrealized gain (loss) on investments	(0.56)	(0.13)	0.15
Total from investment operations	(0.60)	0.12	0.30

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.24)	(0.10)
Net realized gains	—	(0.10)	—
Total distributions	—	(0.34)	(0.10)

Net asset value, end of period	$10.66	$10.56	$10.20

TOTAL RETURN(4)(5)	(5.42)%	1.05%	3.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$30,647	$61,130	$4,867
Ratio of expenses to average net assets(6):
Before expense waiver	1.64%	1.66%	2.42%
After expense waiver	1.64%	1.66%	2.39%
Ratio of net investment income (loss) to average net assets(6)(0.83)%	2.31%	2.44%
Portfolio turnover rate(5)	611%	220%	61%

(1)	October 23, 2020.
(2)	For an A Class Share outstanding for the entire period.
(3)	Per share amounts calculated using average shares method.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See Notes to the Financial Statements

KENSINGTON DYNAMIC GROWTH FUND

Financial Highlights – Continued

C Class

	Six Months	Year	Since Inception(1)
	Ended	Ended	through
	June 30, 2022	December 31,	December 31,
	(unaudited)	2021	2020
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$11.18	$10.74	$10.17

INVESTMENT OPERATIONS:
Net investment income(3)	(0.07)	0.17 (3)	0.06 (3)
Net realized and unrealized gain (loss) on investments	(0.57)	(0.13)	0.05
Total from investment operations	(0.64)	0.04	0.11

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.16)	(0.09)
Net realized gains	—	(0.10)	—
Total distributions	—	(0.26)	(0.09)

Net asset value, end of period	$10.54	$10.52	$10.19

TOTAL RETURN(4)(5)	(5.72)%	0.35%	1.09%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$18,228	$16,727	$2,156
Ratio of expenses to average net assets(6):
Before expense waiver	2.39%	2.41%	3.03%
After expense waiver	2.39%	2.41%	2.99%
Ratio of net investment income (loss) to average net assets(6)	(1.58)%	1.59%	2.22%
Portfolio turnover rate(5)	611%	220%	61%

(1)	October 23, 2020.
(2)	For a C Class Share outstanding for the entire period.
(3)	Per share amounts calculated using average shares method.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See Notes to the Financial Statements

KENSINGTON FUNDS

Notes to the Financial Statements (Unaudited)
June 30, 2022

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Kensington Active Advantage Fund (“Active Advantage Fund”), the Kensington Managed Income Fund (“Managed Income Fund”), and the Kensington Dynamic Growth Fund (“Dynamic Growth Fund”) (or collectively, “the Funds”) are each a non-diversified series with their own investment objectives and policies within the Trust. The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services Investment Companies.

The investment objective of the Active Advantage Fund is total return. The Active Advantage Fund seeks to achieve its objective by employing a fund-of-funds approach that utilizes a proprietary trend-following process which seeks to benefit from longer-term trends in equity and fixed income markets. The Active Advantage Fund commenced operations on March 23, 2022.

The investment objective of the Managed Income Fund is to generate income. The Managed Income Fund seeks to achieve its objective by employing a fund-of-funds approach that achieves exposure to (i) high-yield, income-producing securities or (ii) cash, cash equivalents, and U.S. Treasury securities based on a proprietary model that looks at trends and patterns in the high-yield fixed income market. The Managed Income Fund commenced operations on May 28, 2019. On June 24, 2022, the Kensington Managed Income Fund, a series of Advisors Preferred Trust (the “Acquired Fund”), reorganized into the Managed Income Fund, a series of the Trust. All shares of the Acquired Fund were exchanged for shares of the Managed Income Fund on a pro rata basis immediately after the closing date. This qualified as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code.

The investment objective of the Dynamic Growth Fund seeks capital gains. The Dynamic Growth Fund seeks to achieve its objective by employing a fund-of-funds approach that achieves exposure to (i) domestic equity securities or (ii) cash, cash equivalents, and U.S. Treasury securities based on a proprietary model that looks at trends in the U.S. equity market. The Dynamic Growth Fund commenced operations on October 23, 2020. On June 24, 2022, the Kensington Dynamic Growth Fund, a series of Advisors Preferred Trust (the “Acquired Fund”), reorganized into the Dynamic Growth Fund, a series of the Trust. All shares of the Acquired Fund were exchanged for shares of the Dynamic Growth Fund on a pro rata basis immediately after the closing date. This qualified as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code.

The Funds offer three classes of shares: the Institutional Class, the A Class and the C Class. Institutional Class shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. A Class shares may be subject to a front-end sales charge of up to 4.75%. C Class shares may be subject to a deferred sales charge of up to 1.00%.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

KENSINGTON FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2022

Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of June 30, 2022, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2022, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax period since the commencement of operations.

Securities Transactions, Income and Distributions – Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Distributions received from the Funds’ investments generally are comprised of ordinary income and return of capital. The Funds allocate distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds.

The Funds will make distributions of net investment income, if any, quarterly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% and 1.00% of average daily net assets of A Class shares and C Class shares, respectively. Trust expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

KENSINGTON FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2022

Illiquid or Restricted Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value. Each Fund will not hold more than 15% of the value of its net assets in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. At June 30, 2022, the Funds did not hold any illiquid securities.

Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Cash and Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and include money market fund accounts.

3.  SECURITIES VALUATION

The Funds have adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical assets or liabilities.

Level 2 –
Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.

Exchange-Traded Funds – Exchange-traded funds (“ETFs”) are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an ETF does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

KENSINGTON FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2022

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share. The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value each Fund’s securities by level within the fair value hierarchy as of June 30, 2022:

Active Advantage Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$100,901	$—	$—	$100,901
Short-Term Investment	744,391	—	—	744,391
Total Investments	$845,292	$—	$—	$845,292

Managed Income Fund	Level 1	Level 2	Level 3	Total
Open End Mutual Fund	$93,706,192	$—	$—	$93,706,192
Exchange-Traded Fund	80,602,225	—	—	80,602,225
Short-Term Investment	633,968,942	—	—	633,968,942
Total Investments	$808,277,359	$—	$—	$808,277,359

Dynamic Growth Fund	Level 1	Level 2	Level 3	Total
Short-Term Investment	$642,088,566	$—	$—	$642,088,566
Total Investments	$642,088,566	$—	$—	$642,088,566

Refer to each Fund’s Schedule of Investments for industry classifications.

4.  GENERAL RISK

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic  impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The

KENSINGTON FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2022

price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

5.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Kensington Asset Management LLC (the “Adviser”) to furnish investment advisory services to the Funds. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.25% of each Fund’s average daily net assets. Prior to June 24, 2022, the Fund’s adviser was Advisors Preferred Trust and the sub-adviser was Kensington Asset Management LLC.

The Funds’ Adviser has contractually agreed to reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions,  extraordinary expenses, and distribution (12b‑1) fees and expenses) for each Fund do not exceed 1.35% of the average daily net assets of the Active Advantage Fund and Managed Income Fund and 1.38% of the average daily net assets of the Dynamic Growth Fund. Prior to June 24, 2022, the expense limitations as a percentage of average net assets for the Managed Income Fund was 2.05%, 1.45% and 2.99% of the Class A, Institutional Class and Class C, respectively and the Dynamic Growth Fund was 2.04%, 1.64% and 2.64% of the Class A, Institutional Class and Class C, respectively. Expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the expense reimbursement occurred and at the time of recoupment. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. During the period ended June 30, 2022, the Adviser did not recoup any previously waived expenses. Reimbursed expenses subject to potential recovery by month of expiration are as follows:

Active Advantage Fund
March 2025 – June 2025	$74,477

Managed Income Fund
June 2025	$201

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent and fund accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based on the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended June 30, 2022, are disclosed in the Statements of Operations.

KENSINGTON FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2022

6.  DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the A Class and the C Class. The Plan permits each Fund to pay for distribution and related expenses at an annual rate of 0.25% of the A Class and 1.00% of the C Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the period ended June 30, 2022, expenses incurred by the A Class and C Class pursuant to the Plan were as follows:

Fund	A Class	C Class
Active Advantage Fund	$1	$3
Managed Income	90,805	75,932
Dynamic Growth Fund	32,823	79,030

7.  AFFILIATED COMPANY TRANSACTIONS

A summary of the transactions in affiliated companies during the period ended June 30, 2022, is as follows:

Managed Income Fund

Net Change in
	12/31/21			Realized		6/30/22		Unrealized
Investment	Share	Gross	Gross	Gain/	Distributions	Share	6/30/22	Appreciation/
Security	Balance	Additions	Reductions	(Loss)	Received	Balance	Value	Depreciation
ProShares
Short High
Yield ETF	—	$81,037,676	$ —	$ —	$—	4,079,060	$80,602,226	$(435,450)

8.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding U.S. government securities and short-term investments, by the Funds for the period ended June 30, 2022, were as follows:

Fund	Purchases	Sales
Active Advantage Fund	$640,656	$522,384
Managed Income	939,914,404	414,240,749
Dynamic Growth Fund	1,818,186,664	1,414,729,240

9.  FEDERAL TAX INFORMATION

As of December 31, 2021, the Managed Income Fund’s and Dynamic Growth Fund’s most recent fiscal year end, the cost basis of investments for federal income tax purposes and the components of accumulated losses on a tax basis were as follows:

	Undistributed	Undistributed	Post October	Capital	Unrealized	Total
	Ordinary	Long-Term	Loss and	Loss Carry	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
Managed Income Fund	$—	$—	$(2,104,938)	$—	$(5,100,259)	$(7,205,197)
Dynamic Growth Fund	9,124,610	—	—	—	(4,544,612)	4,579,998

KENSINGTON FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2022

The difference between book basis and tax basis accumulated net realized gain/(loss) and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Managed Income Fund incurred and elected to defer such capital losses of $2,104,938.

During the period ended June 30, 2022, the Funds did not make any distributions.

During the year ended December 31, 2021, the Funds paid the following distributions to shareholders:

	Managed	Dynamic
	Income Fund	Growth Fund
Ordinary income*	$19,935,950	$27,672,108
Long-term capital gains**	2,572,396	—
Total distributions	$22,508,346	$27,672,108

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Funds designate as long-term capital gain distributions, pursuant to Internal Revenue Code Section 852(b)(3)(c).

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2022, Millennium Trust Co., LLC held approximately 61.24% of the Active Advantage Fund for the benefit of its customers.

11.  REORGANIZATION OF MANAGED INCOME FUND AND DYNAMIC GROWTH FUND

On June 24, 2022, as the result of a tax-free reorganization, the Kensington Managed Income Fund and the Kensington Dynamic Growth Fund (the “Predecessor Funds”), each a series in Advisors Preferred Trust, were reorganized into the Trust by transferring all of the Predecessor Funds’ assets to the Managed Income Fund and Dynamic Growth Fund in the Trust. The Predecessor Funds were deemed to be the accounting survivors for financial reporting purposes.

As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect the historical cost basis as of the date of reorganization. Immediately prior to the reorganization, the net assets, fair value of investments, and net unrealized appreciation of the Kensington Managed Income Fund was $961,547,791, $960,064,142 and $(6,237,046), respectively and the net assets, fair value of investments, and net unrealized appreciation of the Kensington Dynamic Growth Fund was $640,424,705, $640,221,327, and $0, respectively.

12.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

KENSINGTON FUNDS

Approval of Investment Advisory Agreement (Unaudited)

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 22-23, 2022, the Trust’s Board of Trustees (“Board”), each of whom were present virtually, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the Investment Advisory Agreement between the Trust and Kensington Asset Management, LLC (“Kensington” or the “Adviser”) regarding the Kensington Managed Income Fund (the “Managed Income Fund”), the Kensington Dynamic Growth Fund (the “Dynamic Growth Fund”), and the Kensington Active Advantage Fund (the “Active Advantage Fund”, together with the Managed Income Fund and the Dynamic Growth Fund, the “Funds” or the “Kensington Funds”) (the “Kensington Advisory Agreement”) for an initial two-year term.

Prior to the meeting and at the meeting, the Trustees received and considered information from the Adviser and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the approval of the Kensington Advisory Agreement (“Support Materials”). The Independent Trustees then reviewed the Support Materials with regard to Kensington and the Funds. They discussed initial SEC filings for the Funds. They reviewed and considered the Kensington’s responses to the due diligence questionnaires regarding each Fund’s investment strategy, services that Kensington proposed to provide to the Funds, proposed Fund management fees and the profitability that Kensington expects to realize from its management of each Fund, any additional benefits that Kensington expects to realize from its management of the Funds, and other matters that the Trustees deemed relevant. The Trustees also reviewed Kensington’s financial statements and considered the financial condition of the firm. They also reviewed analyses which were prepared by the administrator of each Fund’s proposed and projected expenses relative to other funds in the same Morningstar category. Before voting to approve the Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the approval of the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to approve the Kensington Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to each Kensington Fund: (1) the nature, extent, and quality of the services to be provided by Kensington with respect to the Fund; (2) the cost of the services to be provided and the profits to be realized by Kensington from services rendered to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows, and whether the proposed advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (5) other benefits to Kensington resulting from services rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Kensington will provide under the Advisory Agreement with respect to each Kensington Fund, noting that such services include but are not limited to the following with respect to each Kensington Fund: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions effected by Kensington on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund.

KENSINGTON FUNDS

Approval of Investment Advisory Agreement (Unaudited) – Continued

The Trustees noted that Kensington is well capitalized. The Trustees also considered Kensington’s assets under management. The Trustees noted that Kensington had been managing the Managed Income Fund and the Dynamic Growth Fund as series of another investment company, since 2019 in the case of the Managed Income Fund and since 2020 in the case of the Dynamic Growth Fund, and manages a composite of separately managed accounts with investment objectives and investment strategies that are substantially similar to the Managed Income Fund and the Dynamic Growth Fund. The Trustees also considered the experience of the portfolio managers that Kensington will utilize in managing each Kensington Fund’s assets and that the lead portfolio manager of the Managed Income Fund and the Dynamic Growth Fund has been the same since each Fund’s inception. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Kensington proposes to provide to each Kensington Fund under the Kensington Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the proposed annual management fee that each Kensington Fund will pay to Kensington under the Kensington Advisory Agreement in the amount of 1.25% of the Fund’s average annual daily net assets. They also considered Kensington’s pro forma profitability analysis for the 12-month period ended August 31, 2022 for services that Kensington rendered to each Kensington Fund. In that regard, the Trustees noted that the Managed Income Fund and the Dynamic Growth Fund had each been profitable to Kensington over that period. The Trustees noted that Kensington manages a composite of separately managed accounts with investment strategies that are substantially similar to the Managed Income Fund and the Dynamic Growth Fund. The Trustees noted that the management fee charged to the separately managed accounts is equal to or lower than the management fee to be charged by corresponding Kensington Fund. Kensington identified additional services provided to the Kensington Funds to justify a higher management fee. The Trustees also noted that Kensington had contractually agreed, for a period of at least one year from the effective date of the Funds’ prospectus, to waive its management fees and reimburse the Fund for its operating expenses to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, interest expense, taxes, and non-routine expenses) do not exceed 1.35% of the average daily net assets of the Managed Income Fund and the Active Advantage Fund, and 1.38% of the average daily net assets of the Dynamic Growth Fund. The Trustees expected that Kensington’s service relationship with each Fund would yield a reasonable profit.

Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses that each Kensington Fund will bear and those of funds in the Morningstar benchmark peer group. The Trustees noted that:

•
Managed Income Fund. The Managed Income Fund’s proposed management fee of 1.25% was above the median and average management fee for the peer group. The projected total expenses of the Managed Income Fund’s Institutional Class shares, Class A shares and Class C shares were higher than the peer group median and average total expenses. The Trustees further took into account that the proposed management fee was well within the range of the management fees in the peer group.

•
Dynamic Growth Fund. The Dynamic Growth Fund’s proposed management fee of 1.25% was above the median and average management fee for the peer group. The projected total expenses of each class of the Dynamic Growth Fund (after fee waivers and expense reimbursements) was higher than the peer group median and average total expenses. The Trustees further took into account that the proposed management fee was well within the range of the management fees in the peer group.

KENSINGTON FUNDS

Approval of Investment Advisory Agreement (Unaudited) – Continued

•
Active Advantage Fund. The Active Advantage Fund’s proposed management fee of 1.25% was above the median and average management fee for the peer group. The projected total expenses of each class of the Active Advantage Fund (after fee waivers and expense reimbursements) was higher than the peer group median and average total expenses. The Trustees further took into account that the average net assets of the funds comprising the peer group were significantly higher than the projected assets of the Active Advantage Fund and that the proposed management fee was well within the range of the management fees in the peer group.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Kensington’s proposed advisory fee is reasonable.

Economies of Scale. The Trustees considered whether the Kensington Funds would benefit from any economies of scale, noting that the proposed management fee for the Managed Income Fund and Dynamic Growth Fund each includes breakpoints once a Fund hits $1 billion in assets. The Trustees also took into account that the Active Advantage Fund’s management fee did not have breakpoints. Given the Active Advantage Fund had not yet commenced operations, the Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but committed to revisit this issue in the future as circumstances change and asset levels increase.

Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by Kensington, and its affiliates, from their respective relationships with the Kensington Funds. The Trustees noted that Kensington may utilize soft dollar arrangements with respect to portfolio transactions. The Trustees noted that Kensington will not use affiliated brokers to execute the Kensington Funds’ portfolio transactions. The Trustees considered that Kensington may receive some form of reputational benefit from services rendered to the Kensington Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Kensington do not receive additional material benefits from their relationship with the Kensington Funds.

Based upon Kensington’s presentation and information from Kensington and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Kensington Advisory Agreement, the Board concluded that the overall arrangements between the Trust and Kensington as will be set forth in the Advisory Agreement, as the proposed agreement relates to each Kensington Fund, are fair and reasonable in light of the services that Kensington will perform, the investment advisory fees that Kensington will receive for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

KENSINGTON FUNDS

Additional Information (Unaudited)
June 30, 2022

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 1-855-375-3060.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-375-3060. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-855-375-3060, or (2) on the SEC’s website at www.sec.gov.

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KENSINGTON FUNDS

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

BOARD OF TRUSTEES
David Massart
Leonard Rush, CPA
David Swanson
Robert Kern

INVESTMENT ADVISER
Kensington Asset Management LLC
901 South Mopac Expressway, Suite 225
Austin, TX 78746

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7096

855-375-3060

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
 Fund’s trustees and is available without charge upon request by calling 1-855-375-3060.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date   September 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date   September 2, 2022

By (Signature and Title)*  /s/ Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date   September 2, 2022

* Print the name and title of each signing officer under his or her signature.